Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Mar. 31, 2019
Schedule of Investments [Line Items]
Equity securities	[1]	¥ 537,004	¥ 549,047
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		5,997	5,811
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		306,524	324,220
Investment Funds Accounted for under Equity Method
Schedule of Investments [Line Items]
Equity securities		¥ 70,556	¥ 75,923

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥324,220 million and ¥0 million as of March 31, 2019 and December 31, 2019, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥75,923 million and ¥0 million as of March 31, 2019 and December 31, 2019, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥5,811 million and ¥0 million as of March 31, 2019 and December 31, 2019, respectively.